EQUITY (Details Narrative) - JPY (¥)	1 Months Ended	12 Months Ended
	Sep. 15, 2023	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Equity [Abstract]
Common stock, shares authorize		125,320,000	125,320,000
Shares issued		240,890
Shares outstanding		240,890
Common stock, shares issued		58,054,490	58,054,490
Treasury shares		1,912,576	2,337,700
Number of shares repurchased	14,098,500
Number of shares repurchased	¥ 2,601,249,750
Number of shares additional repurchased	93,990
Statutory sell out request	¥ 7,341,665
Reissued treasury shares		425,124	3,740,320	8,114,470
Share price		¥ 353	¥ 207
Share price		¥ 85,000	¥ 6,500,000
Temporary equity, shares issued		313,300	313,300	313,300